GEOGRAPHIC INFORMATION (Schedule of Revenue and Long-lived Assets by Geographic Regions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 298,102	$ 277,849	$ 255,750
Long-Lived Assets	12,529	9,823	7,011
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	105,727	107,527	91,825
Long-Lived Assets	5,085	2,933	2,601
Europe and Middle East (excluding Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	84,020	79,615	82,786
Long-Lived Assets	1,163	207	296
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	63,978	62,324	44,406
Long-Lived Assets	701	390	138
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	30,968	16,193	25,460
Long-Lived Assets	783	365	9
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	2,853	4,461	3,217
Long-Lived Assets	4,797	5,928	3,967
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	10,556	7,729	8,056
Long-Lived Assets